Note 11 - Financial Instruments - Gain or Loss on Derivatives Not Designated as Hedging Instruments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Gain (loss) on derivatives	$ (468,146)	$ (2,885)
Not Designated as Hedging Instrument [Member]
Gain (loss) on derivatives	(468,146)	(2,885)
Not Designated as Hedging Instrument [Member] | Interest Rate Swap Contracts, Fair Value [Member]
Gain (loss) on derivatives	(468,146)	41,435
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts, Realized (Loss) / Gain [Member]
Gain (loss) on derivatives		$ (44,320)